DEBT AND CAPITAL LEASES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Oct. 31, 2014
Revolving credit facility
Amount outstanding	$ 0	$ 0
Revolving credit facility
Revolving credit facility
Maximum borrowing capacity	700
Extension in maturity date			1 year
Commitment for increased borrowing			325
Commitment fees	1.3	1.4	1.4
Previous revolving credit facility
Revolving credit facility
Maximum borrowing capacity				$ 675